SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Estimated Useful Lives for Calculation of Depreciation
Buildings	20 - 40 years
Motor vehicles	5 years
Office and computer equipment	3 - 5 years
Leasehold improvements	Shorter of the remaining lease terms or estimated useful lives

Schedule of Original Useful Lives of Intangible Assets
Software	3 years to 5 years
Student populations	2.8 years to 15 years
Customer relationships	1.8 years to 5.7 years
Cooperative agreements	1.3 years to 10 years
Favorable leases	0.8 years to 20 years
Non compete agreement	3 years to 4.5 years
Trade names	Indefinite

Schedule of Deferred Revenue Balances by Segments
	As of December 31,
	2013	2014
	RMB	RMB

Career Enhancement	32,606	37,360
K-12	42,573	54,757
Tutoring	33,111	24,842
Total	108,290	116,959